RISK MANAGEMENT - Modified financial assets - Restructured loans (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Restructured loans	$ 7,451,087	$ 5,993,586
Country of domicile [member]
Disclosure of financial assets [line items]
Restructured loans	5,495,475	4,346,710
Foreign countries [member]
Disclosure of financial assets [line items]
Restructured loans	$ 1,955,612	$ 1,646,876